Business Overview and Basis of Presentation (Tables)	6 Months Ended
Sep. 30, 2025
Business Overview and Basis of Presentation [Abstract]
Schedule of Subsidiaries Incorporated and Controlled

Description of subsidiaries incorporated and controlled by the Company as at balance sheet date:

Name	Background	Effective ownership

iOThree Maritime Technologies Limited (“iO3 BVI”)	● British Virgin Islands company ● Incorporated on August 21, 2023 ● Issued and outstanding 1,000 ordinary shares for US$1,000 ● Investment holding ● Provision of investment holding	100% owned by iOThree Cayman

iO3 Pte. Ltd. (“iO3 Singapore”)	● Singaporean company ● Incorporated on February 19, 2019 ● Issued and outstanding 147,360 ordinary shares for US$802,137 ● Satellite communications and software	100% owned by iO3 BVI

iO3 Sdn. Bhd.	● Malaysian company ● Incorporated on April 23, 2025 ● Issued and outstanding 100 ordinary shares for RM100 ● Satellite communications and software	100% owned by iO3 Singapore